OMB APPROVAL
OMB Number: 3235-0578 Expires: March 31, 2019 Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22691

The First Western Funds Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45244
(Address of principal executive offices)	(Zip code)

Theresa M. Bridge

c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45244
Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2018 (Unaudited)

U.S. TREASURY OBLIGATIONS - 7.1%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds	6.250%	08/15/23	$500,000	$586,562
U.S. Treasury Bonds	2.375%	08/15/24	500,000	489,434
U.S. Treasury Notes	2.250%	11/15/24	500,000	485,059
U.S. Treasury Notes	2.250%	11/15/25	550,000	529,998
U.S. Treasury Notes	1.625%	02/15/26	650,000	597,061
U.S. Treasury Notes	2.875%	05/15/28	605,000	607,670
U.S. Treasury Bonds	5.250%	02/15/29	750,000	916,289
Total U.S. Treasury Obligations (Cost $4,368,220)				$4,212,073

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.1%	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank - 2.0%
Federal Home Loan Bank	2.625%	03/11/22	$300,000	$299,294
Federal Home Loan Bank	2.125%	03/10/23	350,000	340,084
Federal Home Loan Bank	3.250%	03/08/24	535,000	547,652
				1,187,030
Tennessee Valley Authority - 1.1%
Tennessee Valley Authority	7.125%	05/01/30	500,000	691,482

Total U.S. Government Agency Obligations (Cost $1,905,335)				$1,878,512

MORTGAGE-BACKED SECURITIES - 43.1%	Coupon	Maturity	Par Value	Value
Commercial - 32.2%
ABN AMRO Mortgage Corporation, Series 2003-12-1A (a)	5.000%	12/25/33	$225,787	$229,532
Bank of America Funding Corporation, Series 2004-A-3A1 (a)	3.898%	02/25/34	188,423	190,736
Bank of America Funding Corporation, Series 2005-E-4A1 (a)	3.688%	03/20/35	70,024	70,862
Bear Stearns ALT-A Trust, Series 2003-6-2A1 (a)	3.470%	01/25/34	477,552	480,558
Bear Stearns ALT-A Trust, Series 2004-11-1A1 (1MO LIBOR + 68) (a)	2.639%	11/25/34	88,481	88,066
Centex Home Equity Loan Trust, Series 2004-D-AF6	5.170%	09/25/34	12,150	12,312
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2004-RR2-A (H15T1Y + 2.10) (a)	4.162%	05/25/34	433,500	442,160

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 43.1% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 32.2% (Continued)
COLT Funding, LLC, 144A, Series 2017-2-A1A	2.415%	10/25/47	$437,992	$434,789
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (1MO LIBOR + 120) (a)	3.097%	11/25/34	364,743	372,445
Countrywide Asset-Backed Certificates, Series 2005-1-AF5A	5.497%	07/25/35	271,298	278,703
Countrywide Home Loans, Inc., Series 2003-49-A9 (a)	3.546%	12/19/33	138,173	140,496
CS First Boston Mortgage Securities Company, Series 2002-AR31-4A2 (a)	3.738%	11/25/32	175,482	176,108
CS First Boston Mortgage Securities Company, Series 2003-11-1A31	5.500%	06/25/33	59,621	60,718
FRS, LLC, 144A, Series 2013-1A-A1	1.800%	04/15/43	76,246	75,711
Goldman Sachs Alternative Mortgage Products Trust, Series 2004-OPT-A4 (1MO LIBOR + 90) (a)	2.859%	11/25/34	281,499	282,023
Goldman Sachs Alternative Mortgage Products Trust, 144A, Series 2005-SEA2-A1 (1MO LIBOR + 35) (a)	2.309%	01/25/45	4,272	4,271
GSAA Home Equity Trust, Series 2004-11-2A1 (1MO LIBOR + 66) (a)	2.289%	12/25/34	133,175	134,041
HarborView Mortgage Loan Trust, Series 2003-1-A (a)	3.687%	05/19/33	165,628	168,015
HarborView Mortgage Loan Trust, Series 2004-4-2A (1MO LIBOR + 56) (a)	2.455%	06/19/34	198,233	191,548
Impac CMB Trust, Series 2004-10-4A2 (1MO LIBOR + 94) (a)	2.899%	03/25/35	240,243	233,729
Impac CMB Trust, Series 2005-4-2A1 (1MO LIBOR + 60) (a)	2.559%	05/25/35	458,176	453,474
Impac CMB Trust, 144A, Series 2007-A (a)	2.759%	05/25/37	800,454	786,216
Impac CMB Trust, Series 2007-A-A (1MO LIBOR + 25) (a)	2.459%	05/25/37	707,258	704,659
Impac Secured Assets Corporation, Series 2003-3-A1 (a)	4.815%	08/25/33	74,168	75,789
Impac Secured Assets Corporation, Series 2006-1-2A1 (3MO LIBOR + 35) (a)	2.309%	05/25/36	592,381	586,128

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 43.1% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 32.2% (Continued)
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (1MO LIBOR + 52) (a)	2.479%	01/25/36	$319,087	$315,925
JPMorgan Mortgage Trust, Series 2003-A1 (a)	3.431%	10/25/33	268,607	271,584
JPMorgan Mortgage Trust, Series 2004-A1-4A1 (a)	3.325%	02/25/34	275,186	273,493
JPMorgan Mortgage Trust, Series 2004-A3-SF3 (a)	3.308%	06/25/34	278,247	276,180
JPMorgan Mortgage Trust, Series 2004-A5-2A1 (a)	3.508%	12/25/34	108,792	111,400
JPMorgan Mortgage Trust, Series 2013-3-A3 (a)	3.405%	07/25/43	246,882	243,834
JPMorgan Mortgage Trust, 144A, Series 2017-2-A3 (a)	3.499%	05/25/47	488,824	480,957
JPMorgan Re-REMIC, 144A, Series 2010-8-1A5 (6MO LIBOR + 200) (a)	4.447%	06/26/45	496,499	494,807
Long Beach Mortgage Loan Trust, Series 2004-4-1A1 (1MO LIBOR + 56) (a)	2.457%	10/25/34	541,147	524,352
Master Adjustable Rate Mortgages Trust, Series 2003-3-2A1 (a)	3.322%	09/25/33	257,873	251,224
Master Asset Securitization Trust, Series 2004-1-3A7	5.250%	01/25/34	202,226	205,654
Merrill Lynch Mortgage Investors Trust, Series 2004-A3-1A (a)	3.891%	05/25/34	311,555	309,245
Merrill Lynch Mortgage Investors Trust, Series 2005-A1-1A (a)	3.784%	12/25/34	682,019	699,400
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (a)	3.750%	12/25/52	139,642	141,120
New Century Home Equity Loan Trust, Series 2005-A-A4W (a)	4.533%	08/25/35	313,124	323,640
New Residential Mortgage Loan Trust, 144A, Series 2017-3A-A1	4.000%	04/25/57	481,386	486,584
Opteum Mortgage Acceptance Corporation, Series 2005-5-2AD2 (a)	5.850%	12/25/35	244,239	251,803
Pearl Street Mortgage Company Trust, 144A, Series 2018-2-A3 (a)	3.499%	06/25/48	500,000	491,797
Sequoia Mortgage Trust, Series 2003-8-A1 (1MO LIBOR + 64) (a)	2.537%	01/20/34	297,893	293,071
Sequoia Mortgage Trust, Series 2004-6-A2 (1MO LIBOR + 56) (a)	2.457%	07/20/34	380,647	359,745

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 43.1% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 32.2% (Continued)
Sequoia Mortgage Trust, Series 2012-3-A2 (a)	3.000%	07/25/42	$162,783	$158,397
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	2.999%	09/25/42	125,426	120,743
Sequoia Mortgage Trust, Series 2013-6-A2	3.000%	05/25/43	957,062	926,561
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1-4A4 (a)	3.693%	02/25/34	298,956	301,043
Structured Asset Investment Loan Trust, Series 2003-BC9-3A2 (1MO LIBOR + 96) (a)	2.857%	08/25/33	170,765	171,419
Structured Asset Mortgage Investments II Trust, Series 2004-AR6-A1A (1MO LIBOR + 70) (a)	2.595%	02/19/35	473,875	469,306
Structured Asset Mortgage Investments, Inc., Series 2003-AR4-A1 (1MO LIBOR + 70) (a)	2.595%	01/19/34	75,599	73,768
Structured Asset Mortgage Investments, Inc., Series 2004-AR4-1A1 (1MO LIBOR + 70) (a)	2.595%	12/19/34	329,085	336,517
Structured Asset Securities Corporation, Series 1998-11-2B1 (a)	3.804%	01/25/32	65,654	69,920
Structured Asset Securities Corporation, Series 1998-11-2B2 (a)	3.804%	01/26/32	55,535	55,077
Structured Asset Securities Corporation, Series 2003-9A-2A1 (a)	3.512%	03/25/33	234,555	233,968
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-S3-3A1	5.500%	05/25/33	99,486	102,870
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A7 (a)	3.132%	08/25/33	158,297	160,132
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	3.221%	08/25/33	578,776	586,018
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (COF 11 + 125) (a)	2.066%	02/27/34	196,216	193,720
Wa-MU Mortgage Pass-Through Certificates, Series 2005-AR13-A-1A3 (1MO LIBOR + 78) (a)	2.739%	10/25/45	506,256	529,820
Wells Fargo Alternative Loan Trust, Series 2002-1-1A1	6.250%	08/25/32	721,160	743,602
Wells Fargo Mortgage-Backed Securities, Series 2003-G-A1 (a)	3.365%	06/25/33	6,149	6,226
Wells Fargo Mortgage-Backed Securities, Series 2003-J-2A7 (a)	3.483%	10/25/33	271,345	275,250

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 43.1% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 32.2% (Continued)
Wells Fargo Mortgage-Backed Securities, Series 2003-K-1A2(a)	3.566%	11/25/33	$246,933	$251,553
				19,244,814
Federal Home Loan Mortgage Corporation - 7.0%
FHLMC, Series 2999-ND	4.500%	07/15/20	17,014	17,275
FHLMC, Series 2515-UP	5.500%	10/15/22	64,412	67,102
FHLMC, Series 3827-HA	3.500%	11/15/25	202,872	205,410
FHLMC, Series 4011-ML	3.000%	03/15/27	500,000	486,324
FHLMC, Series 2569-LD	5.500%	02/15/33	107,134	116,694
FHLMC, Series 3793-UA	4.000%	06/15/33	93,259	95,293
FHLMC, Series 2785-GD	4.500%	10/15/33	317	317
FHLMC, Series 3017-MK	5.000%	12/15/34	2,239	2,249
FHLMC, Series 4011-NP	3.000%	07/15/39	35,198	35,122
FHLMC, Series 3919-BG	3.000%	08/15/39	466,084	465,978
FHLMC, Series 3622-WA	5.500%	09/15/39	628,483	679,501
FHLMC, Series 3610-CA	4.500%	12/15/39	424,910	447,788
FHLMC, Series 3843-JA	4.000%	04/15/40	86,736	88,859
FHLMC, Series 4017-MA	3.000%	03/15/41	80,546	79,154
FHLMC, Series 4077-AP	4.000%	01/15/42	186,506	189,241
FHLMC, Series 4673-KA	3.500%	08/15/42	414,842	418,705
FHLMC, Series 4183-PA	3.500%	01/15/43	223,230	225,719
FHLMC, Series 4769-L	4.000%	06/15/44	526,252	539,354
				4,160,085
Federal National Mortgage Association - 2.4%
FNMA, Series 2003-89-LC	4.500%	09/25/18	1,505	1,507
FNMA, Series 2003-83-PG	5.000%	06/25/23	4,722	4,750
FNMA, Series 2015-M11-A1	2.097%	04/25/25	137,910	136,885
FNMA, Series 2005-80-BA	5.000%	04/25/29	72,781	75,537
FNMA, Series 2009-96-DB	4.000%	11/25/29	329,709	343,081
FNMA, Pool #MA1201	3.500%	10/01/32	316,209	321,665
FNMA, Pool #MA0584	4.500%	10/01/40	52,557	54,111
FNMA, Series 2014-80-KA	2.000%	03/25/44	160,087	147,560
FNMA, Series 2016-89-CG	3.000%	04/25/46	331,740	327,838
				1,412,934
Government National Mortgage Association - 1.3%
GNMA, Series 2009-104-KA	4.500%	08/16/39	167,917	173,142
GNMA, Series 2011-138-PX	4.000%	06/20/41	51,573	52,437
GNMA, Series 2015-185-P	2.750%	11/20/42	573,443	560,642
				786,221

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 43.1% (Continued)	Coupon	Maturity	Par Value	Value
Small Business Administration - 0.2%
SBA, Series 2009-20A-1	5.720%	01/01/29	$102,621	$109,528

Total Mortgage-Backed Securities (Cost $25,572,303)				$25,713,582

MUNICIPAL BONDS - 2.1%	Coupon	Maturity	Par Value	Value
ABAG California Finance Authority for Nonprofit Corporations, Series 2017-B, Revenue Bond	2.500%	09/02/21	$175,000	$170,648
California State Housing Finance Agency, Revenue Bond	3.650%	08/01/25	650,000	661,414
New Jersey State Economic Development Authority, Revenue Bond	3.882%	06/15/19	400,000	402,536
Total Municipal Bonds (Cost $1,228,713)				$1,234,598

ASSET-BACKED SECURITIES - 2.1%	Coupon	Maturity	Par Value	Value
DB Master Finance, LLC, 144A, Series 2015-1A-A2II	3.980%	02/20/45	$580,500	$581,788
Domino's Pizza Master Issuer, LLC, Series 2018-1A-A2I	4.116%	07/25/48	695,000	702,367
Total Asset-Backed Securities (Cost $1,291,607)				$1,284,155

CORPORATE BONDS - 39.8%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 3.3%
AutoNation, Inc.	3.500%	11/15/24	$645,000	$614,957
eBay, Inc.	3.600%	06/05/27	550,000	521,890
International Game Technology	5.500%	06/15/20	400,000	410,120
QVC, Inc.	5.950%	03/15/43	435,000	416,915
				1,963,882
Consumer Staples - 1.9%
Anheuser-Busch InBev S.A./N.V.	3.300%	02/01/23	550,000	547,406
Dollar Tree, Inc.	4.000%	05/15/25	610,000	608,141
				1,155,547
Energy - 1.8%
Kinder Morgan Energy Partners, L.P.	4.250%	09/01/24	500,000	502,265
Magellan Midstream Partners, L.P.	5.000%	03/01/26	550,000	588,756
				1,091,021
Financials - 12.9%
Air Lease Corporation	4.250%	09/15/24	570,000	572,648
Aircastle Ltd.	7.625%	04/15/20	250,000	266,875
Ares Capital Corporation	3.625%	01/19/22	565,000	554,826
Ares Capital Corporation	3.500%	02/10/23	135,000	129,318

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 39.8% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 12.9% (Continued)
Aviation Capital Group, LLC, 144A	3.500%	11/01/27	$630,000	$587,754
Bank of America Corporation	4.250%	10/22/26	650,000	649,113
Drawbridge Special Opportunities Fund, L.P., 144A	5.000%	08/01/21	555,000	555,965
Fairfax Financial Holdings Ltd., 144A	4.875%	08/13/24	600,000	616,302
Fidelity National Information Services, Inc.	3.000%	08/15/26	650,000	598,582
Icahn Enterprises, L.P.	6.250%	02/01/22	400,000	409,500
International Lease Finance Corporation	5.875%	08/15/22	600,000	642,740
Morgan Stanley	4.000%	07/23/25	595,000	598,181
Park Aerospace Holdings Ltd., 144A	4.500%	03/15/23	300,000	285,750
Raymond James Financial, Inc.	3.625%	09/15/26	625,000	606,282
SVB Financial Group	3.500%	01/29/25	625,000	612,491
				7,686,327
Health Care - 3.2%
Celgene Corporation	3.900%	02/20/28	650,000	624,773
CVS Health Corporation	3.700%	03/09/23	220,000	219,585
Fresenius Medical Care U.S. Finance II, Inc., 144A	4.750%	10/15/24	550,000	569,437
HCA Healthcare, Inc.	5.250%	06/15/26	500,000	498,125
				1,911,920
Industrials - 3.3%
Air Canada Pass-Through Certificates, 144A, Series 2013-1B	5.375%	11/15/22	618,300	631,779
American Airlines Group Pass-Through Certificates, 144A, Series 2013-1B	5.625%	01/15/21	454,953	465,758
United Airlines, Series 2016-1B	3.650%	07/07/27	635,000	620,028
US Airways, Inc. Pass-Through Certificates, Series 2012-2A	4.625%	12/03/26	239,306	245,095
				1,962,660
Information Technology - 2.1%
Autodesk, Inc.	4.375%	06/15/25	600,000	609,258
CA, Inc.	4.500%	08/15/23	600,000	617,029
				1,226,287
Materials - 4.3%
ArcelorMittal (b)	6.500%	02/25/22	550,000	588,500
Martin Marietta Materials, Inc.	3.500%	12/15/27	600,000	562,170
Olin Corporation	5.500%	08/15/22	325,000	333,937
Packaging Corporation of America	3.400%	12/15/27	550,000	523,459
Westlake Chemical Corporation	3.600%	08/15/26	615,000	589,429
				2,597,495
Real Estate - 1.1%
American Campus Communities, Inc.	4.125%	07/01/24	660,000	661,750

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 39.8% (Continued)	Coupon	Maturity	Par Value	Value
Telecommunication Services - 4.8%
AT&T, Inc.	4.250%	03/01/27	$600,000	$596,271
CBS Corporation	2.900%	01/15/27	625,000	557,031
Charter Communications Operating, LLC	4.464%	07/23/22	470,000	479,818
Crown Castle International Corporation	4.000%	03/01/27	700,000	676,678
Sprint Spectrum, L.P., 144A	3.360%	03/20/23	568,750	564,484
				2,874,282
Utilities - 1.1%
Oncor Electric Delivery Company, LLC	7.000%	09/01/22	550,000	628,755

Total Corporate Bonds (Cost $24,341,836)				$23,759,926

MONEY MARKET FUNDS - 3.5%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 1.64% (c) (Cost $2,101,199)	2,101,199	$2,101,199

Total Investments at Value - 100.8% (Cost $60,809,213)		$60,184,045

Liabilities in Excess of Other Assets - (0.8%)		(460,943)

Net Assets - 100.0%		$59,723,102

144A -	This security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $8,697,429 as of May 31, 2018, representing 14.6% of net assets (Note 6).
LIBOR -	London Interbank Offered Rate.
H15T1Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
COF 11 -	Cost of funds for the 11th District of San Francisco.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of May 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Step coupon.
(c)	The rate shown is the 7-day effective yield as of May 31, 2018.

See accompanying notes to Schedules of Investments.

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
May 31, 2018 (Unaudited)

U.S. TREASURY OBLIGATIONS - 0.7%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds	1.250%	04/30/19	$500,000	$495,449
U.S. Treasury Bonds	1.500%	05/15/20	350,000	343,930
Total U.S. Treasury Obligations (Cost $850,430)				$839,379

MORTGAGE-BACKED SECURITIES - 43.5%	Coupon	Maturity	Par Value	Value
Commercial - 20.8%
Accredited Mortgage Loan Trust, Series 2004-3-2A2 (1MO LIBOR + 120) (a)	3.159%	10/25/34	$263,092	$268,203
ACE Securities Corporation, Series 2003-NC1-A2A (1MO LIBOR + 84) (a)	2.799%	07/25/33	234,621	225,859
Adjustable Rate Mortgage Trust, Series 2005-3 (1MO LIBOR + 32) (a)	2.279%	07/25/35	149,307	148,975
Adjustable Rate Mortgage Trust, Series 2005-3-8A2 (1MO LIBOR + 24) (a)	2.199%	07/25/35	118,725	118,805
American General Mortgage Loan Trust, 144A, Series 2006-1-A5 (a)	5.750%	12/25/35	48,832	50,269
American Home Mortgage Investment Trust, Series 2004-3-6A1 (b)	4.820%	10/25/34	186,566	188,514
American Home Mortgage Investment Trust, Series 2005-1-5A1 (1MO LIBOR + 200) (a)	4.447%	06/25/45	15,471	15,466
Argent Securities, Inc., Series 2004-W10-A2 (1MO LIBOR + 78) (a)	2.677%	10/25/34	749,440	745,844
Bank of America Funding Corporation, Series 2005-E-4A1 (a)	3.688%	03/20/35	293,558	297,074
Bear Stearns ALT-A Trust, Series 2004-11-1A1 (1MO LIBOR + 68) (a)	2.639%	11/25/34	16,590	16,512
Centex Home Equity Loan Trust, Series 2004-D-AF6	5.170%	09/25/34	5,468	5,540
Citigroup Mortgage Loan Trust, Inc., Series 2005-6-A1 (H15T1Y + 2.10) (a)	3.409%	09/25/35	403,818	409,312
COLT Funding, LLC, 144A, Series 2017-2-A1A	2.415%	10/25/47	808,600	802,686
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (1MO LIBOR + 120) (a)	3.097%	11/25/34	372,403	380,267

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 43.5% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 20.8% (Continued)
Countrywide Home Loans, Inc., Series 2003-15-2A1	5.000%	06/25/18	$30,487	$21,669
Countrywide Home Loans, Inc., Series 2004-J7	5.000%	09/25/19	66,006	66,327
Countrywide Home Loans, Inc., Series 2004-6-2A5 (1MO LIBOR + 78) (a)	2.677%	11/25/34	448,656	448,700
Credit Suisse First Boston Mortgage Securitization, Series 2004-6-2A1	4.750%	09/25/19	129,309	128,678
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR2-2A1 (a)	3.685%	03/25/34	674,290	688,196
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR8-2A1 (a)	3.535%	09/25/34	600,351	601,640
Credit Suisse First Boston Mortgage Securitization, Series 2005-6-1A2 (1MO LIBOR + 27) (a)	2.167%	07/25/35	26,866	26,816
Credit Suisse Mortgage Trust, Series 2009-14R-2A1	5.000%	06/26/37	106,407	106,483
Equity One ABS, Inc., Series 2002-4-AVI (1MO LIBOR + 58) (a)	2.477%	02/25/33	39,110	39,098
First Investors Auto Owner Trust, 144A, Series 2017-2A-B	2.650%	11/15/22	772,000	763,802
FRS, LLC, 144A, Series 2013-1A-A1	1.800%	04/15/43	62,522	62,083
Goldman Sachs Alternative Mortgage Products Trust, Series 2004-OPT-A4 (1MO LIBOR + 90) (a)	2.859%	11/25/34	132,858	133,105
Goldman Sachs Alternative Mortgage Products Trust, 144A, Series 2005-SEA2-A1 (1MO LIBOR + 35) (a)	2.309%	01/25/45	11,534	11,532
Goldman Sachs Mortgage Loan Trust, Series 2003-13-1A1 (a)	3.397%	10/25/33	114,306	117,590
Goldman Sachs Mortgage Loan Trust, Series 2004-10F-7A1	5.500%	09/25/34	75,416	76,443
Goldman Sachs Mortgage Loan Trust, Series 2005-5F-8A2 (1MO LIBOR + 50) (a)	2.459%	06/25/35	138,857	132,567
GSAA Home Equity Trust, Series 2004-11-2A1 (1MO LIBOR + 66) (a)	2.289%	12/25/34	290,563	292,454
GSR Mortgage Loan Trust, Series 2004-6F-4A1	5.000%	03/25/19	4,315	4,326
GSR Mortgage Loan Trust, Series 2003-7F-1A	5.250%	06/25/33	637,728	655,829

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 43.5% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 20.8% (Continued)
GSR Mortgage Loan Trust, Series 2005-AR6-1 (a)	3.752%	09/25/35	$110,707	$113,759
HarborView Mortgage Loan Trust, Series 2004-4-2A (1MO LIBOR + 56) (a)	2.455%	06/19/34	113,276	109,456
Impac CMB Trust, Series 2005-4-2A1 (1MO LIBOR + 60) (a)	2.559%	05/25/35	311,685	308,486
Impac CMB Trust, Series 2007-A-A (1MO LIBOR + 25) (a)	2.459%	05/25/37	371,440	370,075
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (1MO LIBOR + 52) (a)	2.479%	01/25/36	548,944	543,505
JPMorgan Mortgage Trust, Series 2003-A1-4A5 (a)	3.424%	10/25/33	201,960	200,901
JPMorgan Mortgage Trust, 144A, Series 2017-2-A5 (a)	3.499%	05/25/47	851,694	843,842
JPMorgan Re-REMIC, 144A, Series 2010-8-1A5 (6MO LIBOR + 200) (a)	4.447%	06/26/45	827,499	824,678
Master Adjustable Rate Mortgages Trust, Series 2004-13-2A1 (a)	3.817%	04/21/34	384,405	394,239
Master Adjustable Rate Mortgages Trust, Series 2004-6-4A6 (a)	3.544%	07/25/34	450,867	455,427
Master Seasoned Securitization Trust, Series 2005-1-1A1 (a)	6.297%	09/25/32	784,587	842,983
MASTR Asset Alternative Loans Trust, Series 2003-1-2A1	6.500%	01/25/33	664,485	687,839
MASTR Asset Alternative Loans Trust, Series 2003-8-3A1	5.500%	12/25/33	648,193	668,652
MASTR Asset Securitization Trust, Series 2004-8-3A1	5.250%	08/25/19	120,163	121,152
MASTR Asset Securitization Trust, Series 2003-12-1A1	5.250%	12/25/24	162,933	165,013
MASTR Asset Securitization Trust, Series 2003-11-7A	5.250%	12/25/33	942,660	953,240
Merrill Lynch Credit Corporation Mortgage Investors, Inc., Series 2003-B-A1 (1MO LIBOR + 68) (a)	2.639%	04/25/28	113,491	109,354
Morgan Stanley Capital, Inc., Series 2004-SD2-A (1MO LIBOR + 90) (a)	2.859%	04/25/34	47,110	46,786
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (a)	3.750%	12/25/52	907,674	917,280
New Century Home Equity Loan Trust, Series 2005-A-A4W (b)	4.533%	08/25/35	685,742	708,772

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 43.5% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 20.8% (Continued)
New Residential Mortgage Loan Trust, 144A, Series 2017-3A-A1	4.000%	04/25/57	$897,500	$907,191
Oaks Mortgage Trust, Series 2015-1-A9	3.000%	04/25/46	497,240	495,607
Orange Lake Timeshare Trust, 144A, Series 2012-AA-A (a)	3.450%	03/10/27	34,771	34,775
Pearl Street Mortgage Company Trust, 144A, Series 2018-2-A3 (a)	3.499%	06/25/48	1,000,000	983,594
Provident Funding Mortgage Loan Trust, Series 2003-1-A (1YCMT + 275) (a)	3.469%	08/25/33	398,275	401,858
Provident Funding Mortgage Loan Trust, Series 2005-1-2A1 (a)	3.730%	05/25/35	199,027	195,064
Residential Asset Mortgage Products, Inc., Series 2004-RS12-AI6 (a)	4.547%	12/25/34	69	70
Residential Asset Securities Corporation, Series 2003-KS10-AI6	4.540%	12/25/33	11,598	11,825
Sequoia Mortgage Trust, Series 2012-1-2A1	3.474%	01/25/42	403,640	400,047
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	2.999%	09/25/42	116,676	112,319
Soundview Home Equity Loan Trust, Series 2003-2-A2 (1MO LIBOR + 130) (a)	3.259%	11/25/33	893,645	919,510
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-3A3 (a)	3.692%	09/25/34	171,108	170,853
Structured Asset Investment Loan Trust, Series 2003-BC9-3A2 (1MO LIBOR + 96) (a)	2.857%	08/25/33	256,148	257,129
Structured Asset Investment Loan Trust, Series 2003-BC9-3A3 (1MO LIBOR + 70) (a)	2.597%	08/25/33	92,498	92,720
Structured Asset Mortgage Investments, Inc., Series 2004-AR3-1A1 (1MO LIBOR + 60) (a)	2.495%	07/19/34	519,053	512,322
Structured Asset Securities Corporation, Series 2003-34A-3A4 (1MO LIBOR + 36) (a)	3.699%	11/25/33	323,788	325,069
Structured Asset Securities Corporation, Series 2004-GEL3-A (1MO LIBOR + 96) (a)	2.919%	08/25/34	131,703	130,858
Vendee Mortgage Trust, Series 2010-1-DA	4.250%	02/15/35	405,396	411,959
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A7 (a)	3.132%	08/25/33	188,695	190,882

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 43.5% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 20.8% (Continued)
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	3.221%	08/25/33	$254,488	$257,672
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (COF 11 + 125) (a)	2.066%	02/27/34	56,062	55,349
Wells Fargo Mortgage-Backed Securities, Series 2005-2-2A1 (a)	4.750%	04/25/20	46,284	46,759
Wells Fargo Mortgage-Backed Securities, Series 2003-K-1A2 (a)	3.566%	11/25/33	370,400	377,330
Wells Fargo Mortgage-Backed Securities, Series 2003-0-5A1 (a)	3.595%	01/25/34	349,829	359,857
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A12 (a)	3.470%	07/25/34	47,584	48,890
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A6 (a)	3.470%	07/25/34	1,146,710	1,178,171
Wells Fargo Mortgage-Backed Securities, Series 2005-AR10-2A2 (a)	3.713%	06/25/35	328,291	336,965
Wells Fargo Mortgage-Backed Securities, Series 2006-AR8-1A3 (a)	3.744%	04/25/36	172,727	172,939
World Financial Network Master Note Trust, Series 2017-C-A	2.310%	08/15/24	610,000	600,085
				27,423,772
Federal Home Loan Mortgage Corporation - 8.4%
FHLMC, Series 3564-JX	4.000%	08/15/24	111,665	111,749
FHLMC, Pool #J1-2630	4.000%	07/01/25	1,328,774	1,370,551
FHLMC, Series 3970-HA	3.000%	02/15/26	335,199	335,462
FHLMC, Series 3810 NB	4.000%	12/15/28	625,000	636,661
FHLMC, Series 2580-PY	4.000%	03/15/33	201,262	201,450
FHLMC, Series 4529-HA	3.000%	07/15/36	413,681	410,189
FHLMC, Series 3747-HK	2.500%	07/15/37	647,436	646,931
FHLMC, Series 3837-JA	4.000%	05/15/38	3,052	3,089
FHLMC, Series 3835-BA	4.000%	08/15/38	211,658	215,557
FHLMC, Series 3687-CB	2.500%	11/15/38	581,556	575,656
FHLMC, Series 4348-ME	2.500%	06/15/39	430,980	424,800
FHLMC, Series 3597-LH	4.500%	07/15/39	514,860	533,410
FHLMC, Series 3919-BG	3.000%	08/15/39	1,276,876	1,276,586
FHLMC, Series 4219-JA	3.500%	08/15/39	246,300	250,014
FHLMC, Series 4532-YA	3.500%	10/15/41	507,871	514,912
FHLMC, Series 4417-HD	2.250%	11/15/41	643,877	623,514
FHLMC, Series 4312-GA	2.500%	12/15/41	381,432	373,530
FHLMC, Series 4526-PJ	3.000%	01/15/42	1,121,380	1,095,614
FHLMC, Series 4361-WA	3.500%	05/15/44	1,493,029	1,505,466
				11,105,141

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 43.5% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 10.1%
FNMA, Series 2011-102-VA	3.500%	01/25/23	$637,488	$639,591
FNMA, Series 2012-3-VA	4.000%	04/25/23	1,264,913	1,291,495
FNMA, Series 2003-48-TC	5.000%	06/25/23	104,882	108,522
FNMA, Series 2010-112-CY	4.000%	10/25/25	662,763	676,920
FNMA, Pool #AL4309	4.000%	10/01/28	863,647	890,206
FNMA, Series 2005-80-BA	5.000%	04/25/29	254,734	264,380
FNMA, Series 2004-9-DH	4.000%	06/25/33	22,776	22,821
FNMA, Series 2005-109PC	6.000%	12/25/35	235,557	252,919
FNMA, Series 2013-53-CL	3.000%	06/25/37	396,036	396,670
FNMA, Series 2013-62-QA	3.000%	06/25/37	421,216	421,546
FNMA, Series 2008-17-PA	4.500%	10/25/37	363,765	377,193
FNMA, Series 2008-49-PA	5.000%	04/25/38	326,056	341,666
FNMA, Series 2010-152-DA	3.000%	05/25/39	949,031	948,872
FNMA, Series 2011-15-W (a)	3.526%	06/25/39	298,863	302,288
FNMA, Series 2013-83-A	3.500%	09/25/39	1,299,240	1,316,354
FNMA, Series 2009-94-DA	4.500%	10/25/39	812,400	844,689
FNMA, Series 2010-135-EA	3.000%	01/25/40	587,391	583,813
FNMA, Series 2010-109-N	3.000%	10/25/40	551,651	544,800
FNMA, Series 2012-102-PA	4.500%	03/25/41	248,190	251,741
FNMA, Series 2015-55-QA	3.500%	10/25/42	765,768	768,019
FNMA, Series 2012-136-PD	2.500%	11/25/42	389,009	381,465
FNMA, Series 2014-80-KA	2.000%	03/25/44	376,674	347,199
FNMA, Series 2015-27-MB	2.000%	10/25/44	1,361,279	1,292,348
				13,265,517
Government National Mortgage Association - 4.1%
GNMA, Pool #GN615735	5.000%	07/15/23	179,513	190,737
GNMA, Series 2010-90-LJ	3.000%	10/16/37	371,152	372,804
GNMA, Series 2012-3-LA	3.500%	03/20/38	692,369	698,574
GNMA, Series 2011-82-EH	2.000%	09/20/38	225,445	223,487
GNMA, Series 2010-10-NH	4.000%	12/20/38	126,041	128,228
GNMA, Series 2010-53-PA	4.000%	04/20/39	355,344	361,443
GNMA, Series 2010-115-HW	3.500%	05/20/39	128,699	128,744
GNMA, Series 2011-26-PA	4.000%	07/20/40	823,694	836,868
GNMA, Series 2012-10-LD	3.000%	07/20/40	413,190	414,793
GNMA, Series 2010-144PA	3.000%	09/16/40	335,861	337,108
GNMA, Series 2015-18-PA	3.000%	04/20/43	914,840	915,660
GNMA, Series 2014-184-ED	3.000%	12/20/43	752,730	752,701
				5,361,147
Small Business Administration - 0.1%
SBA, Series 2002-20K	5.080%	11/01/22	68,408	70,173

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 43.5% (Continued)	Coupon	Maturity	Par Value	Value
Small Business Administration - 0.1% (Continued)
SBA, Series 2007-20K-1	5.510%	11/01/27	$94,043	$99,892
				170,065

Total Mortgage-Backed Securities (Cost $57,776,141)				$57,325,642

MUNICIPAL BONDS - 3.0%	Coupon	Maturity	Par Value	Value
ABAG California Finance Authority for Nonprofit Corporations, Series 2017-B, Revenue Bond	2.250%	09/02/20	$835,000	$819,569
City of Las Vegas, Nevada	7.750%	09/01/29	1,230,000	1,308,695
Contra Costa County, California, Redevelopment Agency, Tax Allocation, Series B	1.750%	08/01/20	750,000	733,073
New Jersey State Economic Development Authority, Revenue Bond	3.882%	06/15/19	1,120,000	1,127,101
Total Municipal Bonds (Cost $4,023,356)				$3,988,438

ASSET-BACKED SECURITIES - 1.0%	Coupon	Maturity	Par Value	Value
DB Master Finance, LLC,
144A, Series 2015-1A-A2II (Cost $1,347,336)	3.980%	02/20/45	$1,310,963	$1,313,873

CORPORATE BONDS - 49.4%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 4.0%
AutoNation, Inc.	5.500%	02/01/20	$1,140,000	$1,181,642
Choice Hotel International, Inc.	5.700%	08/28/20	780,000	797,550
D.R. Horton, Inc.	4.000%	02/15/20	1,000,000	1,014,838
Hyatt Hotels Corporation, 144A	6.875%	08/15/19	1,000,000	1,044,763
International Game Technology	5.500%	06/15/20	500,000	512,650
QVC, Inc.	3.125%	04/01/19	741,000	740,762
				5,292,205
Consumer Staples - 2.4%
Alimentation Couche-Tard, Inc., 144A	2.350%	12/13/19	890,000	880,565
Constellation Brands, Inc.	2.250%	11/06/20	975,000	954,766
Procter & Gamble Company (The)	9.360%	01/01/21	1,274,559	1,376,939
				3,212,270
Energy - 4.1%
Antero Resources Corporation	5.375%	11/01/21	620,000	626,510
Columbia Pipeline Group, Inc.	3.300%	06/01/20	929,000	927,211
Enable Midstream Partners, L.P.	2.400%	05/15/19	223,000	221,572
EnLink Midstream Partners, L.P.	2.700%	04/01/19	900,000	896,765

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.4% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 4.1% (Continued)
EQT Corporation	8.125%	06/01/19	$1,003,000	$1,051,526
Kinder Morgan, Inc.	5.300%	09/15/20	1,045,000	1,088,513
Magellan Midstream Partners, L.P.	6.550%	07/15/19	593,000	615,734
				5,427,831
Financials - 17.1%
Aircastle Ltd.	7.625%	04/15/20	500,000	533,750
Ally Financial, Inc.	4.125%	03/30/20	655,000	657,463
Ameriprise Financial, Inc.	7.300%	06/28/19	760,000	794,864
Ares Capital Corporation	3.875%	01/15/20	1,210,000	1,218,024
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	910,000	960,090
Aviation Capital Group Corporation, 144A	7.125%	10/15/20	775,000	837,038
Bank of America Corporation	2.151%	11/09/20	1,250,000	1,224,643
Bank One Corporation (b)	8.530%	03/01/19	450,000	468,363
Barclays Bank plc	2.650%	01/11/21	1,500,000	1,471,206
Citizens Bank N.A.	2.250%	10/30/20	545,000	533,057
Discover Financial Services	10.250%	07/15/19	950,000	1,017,967
Fidelity National Information Services, Inc.	3.625%	10/15/20	1,000,000	1,010,761
First Horizon National Corporation	3.500%	12/15/20	720,000	722,968
Ford Motor Credit Company, LLC	3.470%	04/05/21	1,250,000	1,250,604
Goldman Sachs Group, Inc.	2.600%	04/23/20	1,000,000	990,494
Huntington National Bank	3.250%	05/14/21	1,000,000	999,869
JPMorgan Chase & Co.	2.550%	10/29/20	500,000	493,449
KKR Group Finance Company, 144A	6.375%	09/29/20	715,000	766,292
Legg Mason, Inc.	2.700%	07/15/19	1,185,000	1,182,546
Morgan Stanley	2.800%	06/16/20	750,000	745,457
Park Aerospace Holdings Ltd., 144A	3.625%	03/15/21	700,000	673,750
Prospect Capital Corporation	4.750%	04/15/20	800,000	799,837
Protective Life Corporation	7.375%	10/15/19	1,250,000	1,323,252
Standard Chartered plc, 144A	2.100%	08/19/19	1,000,000	988,828
SVB Financial Group	5.375%	09/15/20	807,000	846,161
				22,510,733
Health Care - 4.4%
Allergan Funding SCS	3.000%	03/12/20	1,295,000	1,288,747
Celgene Corporation	2.875%	02/19/21	1,170,000	1,156,305
CVS Health Corporation	3.350%	03/09/21	395,000	395,513
Fresenius Medical Care U.S. Finance II, Inc., 144A	5.625%	07/31/19	535,000	549,375
Fresenius Medical Care U.S. Finance II, Inc., 144A	4.125%	10/15/20	500,000	506,455
HCA Healthcare, Inc.	6.500%	02/15/20	780,000	815,100
Humana, Inc.	2.500%	12/15/20	1,079,000	1,062,810
				5,774,305

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.4% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 4.0%
Air Canada Pass-Through Certificates, 144A, Series 2015-1C	5.000%	09/15/20	$600,000	$604,800
America West Airlines Pass-Through Certificates, Series 2000-1	8.057%	07/02/20	25,184	27,303
American Airlines Group Pass-Through Certificates, 144A, Series 2013-1	5.625%	01/15/21	909,906	931,517
Burlington Northern Santa Fe, LLC	4.100%	06/01/21	250,000	257,345
Continental Airlines Pass-Through Certificates, Series 1999-1A	6.545%	08/02/20	34,400	34,744
Continental Airlines Pass-Through Certificates, Series 2000-1	8.048%	11/01/20	57,529	60,837
Continental Airlines Pass-Through Certificates, Series 2009-2A	7.250%	05/10/21	920,081	969,582
Continental Airlines Pass-Through Certificates, Series 2000-2A1	7.707%	10/02/22	563,825	603,969
Continental Airlines Pass-Through Certificates, Series 2001-1A1	6.703%	12/15/22	76,920	82,305
Delta Air Lines Pass-Through Certificates, Series 2009-1A	7.750%	12/17/19	214,921	226,686
Ryder Systems, Inc.	2.875%	09/01/20	1,100,000	1,091,807
US Airways, Inc. Pass-Through Certificates, Series 2001-1G	7.076%	03/20/21	306,924	326,490
				5,217,385
Information Technology - 4.8%
Analog Devices, Inc.	2.950%	01/12/21	1,070,000	1,066,519
Autodesk, Inc.	3.125%	06/15/20	1,025,000	1,024,762
Baidu, Inc.	3.000%	06/30/20	765,000	759,357
Broadcom Corporation	2.375%	01/15/20	1,000,000	988,736
CA, Inc.	5.375%	12/01/19	1,014,000	1,047,988
Dell, Inc., 144A	3.480%	06/01/19	870,000	873,476
Juniper Networks, Inc.	3.125%	02/26/19	515,000	516,732
				6,277,570
Materials - 2.2%
ArcelorMittal (b)	5.500%	08/05/20	700,000	721,875
E.I. du Pont de Nemours and Company	2.200%	05/01/20	400,000	394,959
Georgia-Pacific, LLC, 144A	2.539%	11/15/19	880,000	875,846
LyondellBasell Industries N.V.	5.000%	04/15/19	502,000	509,146
Packaging Corporation of America	2.450%	12/15/20	375,000	368,689
				2,870,515
Real Estate - 1.2%
American Campus Communities, Inc.	3.350%	10/01/20	665,000	665,587
Digital Realty Trust, L.P.	5.875%	02/01/20	937,000	972,197
				1,637,784

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.4% (Continued)	Coupon	Maturity	Par Value	Value
Telecommunication Services - 3.9%
American Tower Corporation	3.400%	02/15/19	$525,000	$527,334
American Tower Corporation	2.800%	06/01/20	535,000	529,945
AT&T, Inc.	5.200%	03/15/20	1,025,000	1,063,817
Crown Castle Towers, LLC, 144A	4.883%	08/15/40	1,200,000	1,230,757
SBA Tower Trust, 144A	2.898%	10/15/44	465,000	465,253
Sprint Spectrum, L.P., 144A	3.360%	03/20/23	1,312,500	1,302,656
				5,119,762
Utilities - 1.3%
Duke Energy Corporation	2.100%	12/15/19	1,312,500	1,305,689
Southern Company Gas Capital Corporation	5.250%	08/15/19	400,000	410,961
				1,716,650

Total Corporate Bonds (Cost $65,777,755)				$65,057,010

MONEY MARKET FUNDS - 1.8%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 1.64% (c) (Cost $2,349,275)	2,349,275	$2,349,275

Total Investments at Value - 99.4% (Cost $132,124,293)		$130,873,617

Other Assets in Excess of Liabilities - 0.6%		831,569

Net Assets - 100.0%		$131,705,186

144A -	This security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $20,046,976 as of May 31, 2018, representing 15.2% of net assets (Note 6).
LIBOR -	London Interbank Offered Rate.
H15T1Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
COF 11 -	Cost of funds for the 11th District of San Francisco.
1YCMT -	Weekly average yield on U.S. Treasury note adjusted to constant maturity of 1 year.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of May 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Step coupon.
(c)	The rate shown is the 7-day effective yield as of May 31, 2018.

See accompanying notes to Schedules of Investments.

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS
May 31, 2018 (Unaudited)

CORPORATE BONDS - 95.2%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 23.0%
APX Group Holdings, Inc.	8.750%	12/01/20	$700,000	$672,000
Ashton Woods USA, LLC, 144A	6.875%	02/15/21	500,000	503,750
AV Homes, Inc.	6.625%	05/15/22	600,000	609,900
Beazer Homes USA, Inc.	8.750%	03/15/22	483,000	518,018
Carrols Restaurant Group, Inc.	8.000%	05/01/22	500,000	520,625
CEC Entertainment, Inc.	8.000%	02/15/22	350,000	311,937
DynCorp International, Inc.	11.875%	11/30/20	600,062	627,065
Garda World Security, 144A	7.250%	11/15/21	625,000	628,125
International Game Technology	5.500%	06/15/20	500,000	512,650
Jack Ohio Finance, LLC, 144A	10.250%	11/15/22	600,000	652,500
KB Home	7.500%	09/15/22	500,000	537,500
MGM Resorts International	6.000%	03/15/23	500,000	517,500
NCL Corporation Ltd., 144A	4.750%	12/15/21	485,000	485,000
Rivers Pittsburgh Borrower, L.P., 144A	6.125%	08/15/21	500,000	498,750
Sonic Automotive, Inc.	5.000%	05/15/23	650,000	622,375
Summit Materials, LLC	8.500%	04/15/22	625,000	671,875
Weekly Homes, LLC	6.000%	02/01/23	650,000	637,000
				9,526,570
Consumer Staples - 1.2%
Ingles Markets, Inc.	5.750%	06/15/23	500,000	497,500

Energy - 12.8%
Crestwood Midstream Partners, L.P.	6.250%	04/01/23	500,000	508,750
Enviva Partners, L.P.	8.500%	11/02/21	600,000	627,000
Genesis Energy, L.P.	6.750%	08/01/22	600,000	609,000
Newfield Exploration Company	5.750%	01/30/22	500,000	524,375
Oasis Petroleum, Inc.	6.875%	01/15/23	600,000	609,000
Peabody Securities Finance Corporation, 144A	6.000%	03/31/22	575,000	587,765
Rose Rock Midstream, L.P.	5.625%	07/15/22	600,000	582,000
SM Energy Company	6.125%	11/15/22	650,000	659,750
Unit Corporation	6.625%	05/15/21	600,000	601,500
				5,309,140
Financials - 19.3%
Ace Cash Express, Inc., 144A	12.000%	12/15/22	600,000	661,500
Credit Acceptance Corporation	7.375%	03/15/23	650,000	674,375
Drawbridge Special Opportunities Fund, L.P., 144A	5.000%	08/01/21	250,000	250,435
Fly Leasing Ltd.	6.375%	10/15/21	550,000	570,625
goeasy Ltd., 144A	7.875%	11/01/22	610,000	649,650
Icahn Enterprises, L.P.	6.250%	02/01/22	600,000	614,250
iStar, Inc.	6.000%	04/01/22	500,000	500,000

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 95.2% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 19.3% (Continued)
Jefferies Finance, LLC	6.875%	04/15/22	$605,000	$601,219
Ladder Capital Finance Holdings, LLLP, 144A	5.875%	08/01/21	610,000	621,437
Oxford Finance, LLC, 144A	6.375%	12/15/22	600,000	612,000
Park Aerospace Holdings Ltd., 144A	4.500%	03/15/23	500,000	476,250
Prime Securities Service Borrower, LLC, 144A	9.250%	05/15/23	600,000	634,800
Prospect Capital Corporation	4.950%	07/15/22	500,000	490,463
Stearns Holdings, LLC, 144A	9.375%	08/15/20	615,000	619,613
				7,976,617
Health Care - 8.6%
Halyard Health, Inc.	6.250%	10/15/22	650,000	668,688
HCA, Inc.	5.875%	05/01/23	500,000	520,000
Kinetic Concepts, Inc., 144A	12.500%	11/01/21	605,000	670,037
Select Medical Corporation	6.375%	06/01/21	550,000	557,562
Tenet Healthcare Corporation, 144A	8.125%	04/01/22	500,000	523,125
Universal Hospital Services, Inc.	7.625%	08/15/20	600,000	602,250
				3,541,662
Industrials - 4.3%
Air Canada Pass-Through Certificates, 144A, Series 2015-1C	5.000%	09/15/20	655,000	660,240
GFL Environmental, Inc., 144A	5.625%	05/01/22	615,000	598,088
XPO Logistics, Inc., 144A	6.125%	09/01/23	525,000	536,655
				1,794,983
Information Technology - 3.9%
BCP Singapore VI Cayman Financing Company, 144A (a)	8.000%	04/15/21	400,000	392,000
Dell, Inc., 144A	5.875%	06/15/21	550,000	564,645
Exela Intermediate, LLC, 144A	10.000%	07/15/23	655,000	670,556
				1,627,201
Materials - 5.6%
Ardagh Packaging Finance plc, 144A	4.250%	09/15/22	400,000	396,000
FBM Finance, Inc., 144A	8.250%	08/15/21	650,000	680,420
First Quantum Minerals Ltd., 144A	7.250%	04/01/23	600,000	601,500
Mercer International, Inc.	7.750%	12/01/22	137,000	143,850
Northwest Acquisitions ULC/ Dominion Finco, Inc., 144A	7.125%	11/01/22	500,000	506,250
				2,328,020
Telecommunication Services - 16.5%
Altice Financing S.A., 144A	6.625%	02/15/23	600,000	591,480

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 95.2% (Continued)	Coupon	Maturity	Par Value	Value
Telecommunication Services - 16.5% (Continued)
Cablevision Systems Corporation	5.875%	09/15/22	$600,000	$598,500
Cequel Communications Holdings I, LLC, 144A	5.125%	12/15/21	600,000	597,072
Clear Channel International BV, 144A	8.750%	12/15/20	600,000	622,500
Digicel Group Ltd., 144A	8.250%	09/30/20	600,000	454,500
Frontier Communications Corporation	8.750%	04/15/22	500,000	420,000
Hughes Satellite Systems Corporation	7.625%	06/15/21	500,000	532,500
Radio One, Inc., 144A	7.375%	04/15/22	700,000	682,500
SBA Communications Corporation, 144A	4.000%	10/01/22	600,000	576,000
Sirius XM Radio, Inc., 144A	4.625%	05/15/23	545,000	536,144
Sprint Communications	6.000%	11/15/22	600,000	597,000
Tribune Media Company	5.875%	07/15/22	600,000	606,750
				6,814,946

Total Corporate Bonds (Cost $39,626,570)				$39,416,639

MONEY MARKET FUNDS - 3.4%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 1.64% (b) (Cost $1,415,401)	1,415,401	$1,415,401

Total Investments at Value - 98.6% (Cost $41,041,971)		$40,832,040

Other Assets in Excess of Liabilities - 1.4%		584,946

Net Assets - 100.0%		$41,416,986

144A -	This security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $18,741,287 as of May 31, 2018, representing 45.3% of net assets (Note 6).

(a)	Illiquid security. Total value of illiquid securities held as of May 31, 2018 was $392,000, representing 0.9% of net assets.
(b)	The rate shown is the 7-day effective yield as of May 31, 2018.

See accompanying notes to Schedules of Investments.

FIRST WESTERN FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

May 31, 2018 (Unaudited)

1. Securities Valuation

The securities of First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund (individually, a "Fund," and collectively, the "Funds") are generally valued using prices provided by an independent pricing service approved by the Funds' Board of Trustees (the "Board"). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by First Western Capital Management Company (the Funds' investment adviser) under the general supervision of the Board.

In the event that market prices are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value using procedures approved by the Board. Investments in registered investment companies are reported at their respective net asset values as reported by those companies.

Accounting principles generally accepted in the United States ("GAAP") establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are typically provided by an independent pricing service that utilizes various "other significant observable inputs," including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

FIRST WESTERN FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds' investments as of May 31, 2018:

First Western Fixed Income Fund:	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$4,212,073	$-	$4,212,073
U.S. Government Agency Obligations	-	1,878,512	-	1,878,512
Mortgage-Backed Securities	-	25,713,582	-	25,713,582
Municipal Bonds	-	1,234,598	-	1,234,598
Asset-Backed Securities	-	1,284,155	-	1,284,155
Corporate Bonds	-	23,759,926	-	23,759,926
Money Market Funds	2,101,199	-	-	2,101,199
Total	$2,101,199	$58,082,846	$-	$60,184,045

First Western Short Duration Bond Fund:	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$839,379	$-	$839,379
Mortgage-Backed Securities	-	57,325,642	-	57,325,642
Municipal Bonds	-	3,988,438	-	3,988,438
Asset-Backed Securities	-	1,313,873	-	1,313,873
Corporate Bonds	-	65,057,010	-	65,057,010
Money Market Funds	2,349,275	-	-	2,349,275
Total	$2,349,275	$128,524,342	$-	$130,873,617

First Western Short Duration High Yield Credit Fund:	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$39,416,639	$-	$39,416,639
Money Market Funds	1,415,401	-	-	1,415,401
Total	$1,415,401	$39,416,639	$-	$40,832,040

As of May 31, 2018, the Funds did not have any transfers into or out of any Level. In addition, the Funds did not hold derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2018. It is the Funds' policy to recognize transfers into or out of any Level at the end of the reporting period.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

FIRST WESTERN FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax Information

The following information is computed on a tax basis for each item as of May 31, 2018:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
Cost of portfolio investments	$60,809,213	$132,125,555	$41,041,971

Gross unrealized appreciation	$450,068	$270,602	$422,344
Gross unrealized depreciation	(1,075,236)	(1,522,540)	(632,275)

Net unrealized depreciation	$(625,168)	$(1,251,938)	$(209,931)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for First Western Short Duration Bond is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4. Risks Associated with Mortgage-Backed Securities

First Western Fixed Income Fund and First Western Short Duration Bond Fund have each adopted a fundamental policy to concentrate its investments in mortgage-backed securities. This means each Fund will invest at least 25% of its total assets in agency and non-agency mortgage-backed securities. The Funds' investments in mortgage-backed securities are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Funds to reinvest their assets at a lower prevailing interest rate. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Funds' investments in collateralized mortgage obligations are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As a result of each Fund's policy to concentrate in mortgage-backed securities, the Funds will be subject to the risks associated with these securities to a greater degree than a Fund that does not concentrate in mortgage-backed securities. As of May 31, 2018, First Western Fixed Income Fund and First Western Short Duration Bond Fund had 43.1% and 43.5%, respectively, of the value of their net assets invested in mortgage-backed securities.

FIRST WESTERN FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5. Risks Associated with Lower Rated Debt Securities

First Western Short Duration High Yield Credit Fund invests primarily in lower-rated debt securities (commonly called "junk" bonds). These securities are often considered to be speculative and involve greater risk of default or price changes than higher-rated securities due to changes in the issuer's creditworthiness. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. An economic downturn tends to disrupt the market for lower-rated securities and adversely affect their values. Such an economic downturn may be expected to result in increased defaults by the issuers of such securities. Securities rated below Baa by Moody's Investors Service, Inc. or BBB by Standards & Poor's or Fitch Ratings are generally considered to be "junk" bonds.

6. Risks Associated with Rule 144A Securities

Rule 144A securities are restricted securities that are exempt from registration under the Securities Act of 1933, as amended and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers ("QIBs"), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and a Fund might be unable to dispose of the securities promptly or at a reasonable price. As of May 31, 2018, First Western Short Duration High Yield Credit Fund had 45.3% of the value of its net assets invested in Rule 144A securities.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The First Western Funds Trust

By (Signature and Title)*		/s/ John E. Sawyer
John E. Sawyer, President

Date	July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John E. Sawyer
John E. Sawyer, President

Date	July 9, 2018

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	July 9, 2018

*	Print the name and title of each signing officer under his or her signature.